GROUP STRUCTURE (Details 8) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Share of profit (loss) of associates	$ 8	$ (6)	$ 6
Share of profit (loss) of joint ventures	(10)	111	94
Total investments in associates and joint ventures	(2)	105	100
C I E S A [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of joint ventures	6	43	50
C T B [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of joint ventures	(18)	41	49
Citelec [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of joint ventures	2	3	(3)
Greenwind [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of joint ventures		24	(2)
Refinor [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of associates		(12)	(2)
O C P [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of associates	5	(1)	1
T G S 1 [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of associates	$ 3	$ 7	$ 7